Discontinued Operations Reconciliation of Major Classes of Profit or Loss of Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations, net of tax	$ 6	$ 12	$ 27	$ 15	$ 12	$ 10	$ 22	$ 16	$ 60	$ 60	$ 65
Income from discontinued operations attributable to Delphi									42	42	50
Thermal Systems
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales									1,524	1,412	1,449
Costs of sales									1,379	1,293	1,295
Selling, general and administrative									45	47	52
Amortization									7	7	8
Restructuring									4	8	8
Other income and (expense) items that are not major									1	0	0
Income from discontinued operations before income taxes and equity income									90	57	86
Income tax expense on discontinued operations									(27)	(16)	(38)
Equity (loss) income from discontinued operations, net of tax									(3)	19	17
Income from discontinued operations, net of tax									60	60	65
Income from discontinued operations attributable to noncontrolling interest									18	18	15
Income from discontinued operations attributable to Delphi									42	42	50
Income from discontinued operations before income taxes attributable to Delphi									65	56	85
SDAAC | Thermal Systems
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income tax expense of Discontinued Operations attributable to noncontrolling interest									$ 4	$ 2	$ 3